Accrued Expenses - Related Party (Details Narrative) - USD ($)	Sep. 30, 2020	Sep. 02, 2020	Mar. 31, 2020	Mar. 31, 2019
Notes payable	$ 296,801		$ 76,350
Accounts payable	517,278		556,653	$ 524,273
Accrued salaries and payroll taxes payable	226,588		237,404	330,717
Amended Promissory Note [Member] | David B Masters [Member]
Notes payable	195,000	$ 65,700
Claim on past accrued salary	195,000
Related Party [Member]
Accrued expenses, related party	$ 21,270		252,607	576,393
Accounts payable			38,954	89,186
Accrued salaries and payroll taxes payable			$ 213,653	$ 487,207